Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
OPERATING ACTIVITIES
Net loss	$ (18,727,000)	$ (16,823,000)
Income from discontinued operations	5,997,000	1,226,000
Net loss from continuing operations	(24,724,000)	(18,049,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	837,000	272,000
Inducement loss on Note Conversions	3,829,000
Excess of derivative liabilities over Notes at issuance	2,588,000
Amortization of note discount and financing costs	5,607,000	951,000
Stock issued for services	263,000	163,000
Stock-based compensation	369,000	200,000
Loss (Gain) associated with note defaults, net	(811,000)	3,500,000
Interest paid in common shares	509,000
Change in fair value of derivative and warrant liability	(2,569,000)
Changes in operating assets and liabilities
Accounts receivable	(50,000)	289,000
Unbilled accounts receivable	(857,000)	(547,000)
Prepaid expenses	97,000	(93,000)
Other current assets	15,000	(243,000)
Deposits - workers' compensation	(794,000)	(124,000)
Deposits and other assets	(3,000)	6,000
Accounts payable	1,372,000	76,000
Payroll related liabilities	1,584,000	590,000
Accrued workers' compensation	700,000	60,000
Other current liabilities	(25,000)	1,677,000
Net cash used in continuing operating activities	(12,063,000)	(11,352,000)
Net cash provided by (used in) discontinued operating activities	9,978,000	1,815,000
Net cash used in operating activities	(2,086,000)	(9,538,000)
INVESTING ACTIVITIES
Purchase of fixed assets	(1,167,000)	(3,019,000)
Issuance of related party note receivable	(325,000)
Net cash provided by (used in) investing activities	(1,492,000)	(3,019,000)
FINANCING ACTIVITIES
Proceeds from issuance of convertible notes	3,750,000	9,000,000
Issuance costs related to convertible notes	(485,000)	(765,000)
Repayment of convertible notes	(436,000)
Proceeds from exercise of warrants	660,000	75,000
Net cash provided by financing activities	3,489,000	8,310,000
Net decrease in cash and cash equivalents	(89,000)	(4,247,000)
Cash - Beginning of Period	1,650,000	5,897,000
Cash - End of Period	1,561,000	1,650,000
Supplemental Disclosure of Cash Flows Information:
Interest	226,000	133,000
Income taxes
Non-cash Investing and Financing Activities:
Conversion of debt and accrued interest into common stock	8,904,000
Additional Principal to settle registration rights penalties	889,000
Discharge of related party note receivable for common shares	325,000
Allocated fair value of beneficial conversion feature	1,479,000
Allocated fair value of warrants included with convertible notes	$ 2,271,000
Debt discount due to the intrinsic value of beneficial conversion feature		924,000
Debt discount due to warrants included with convertible notes		$ 859,000